Financing receivables (Tables)	12 Months Ended
Mar. 31, 2026
Financing Receivables [Abstract]
Summary of loans receivable reported within loans receivable or investments in and advances to affiliated companies
The following tables present a summary of loans receivable reported within
Loans and receivables or Investments in and advances to affiliated companies in the consolidated balance sheets as of March 31, 2025 and 2026 by portfolio segment.

	Millions of yen
	March 31, 2025
	Carried at amortized cost	Carried at fair value (1)	Total
Loans receivables
Loans at banks	¥1,045,787	¥—	¥1,045,787
Short-term secured margin loans	796,936	—	796,936
Corporate loans	2,003,909	2,178,376	4,182,285

Total loans receivables	¥3,846,632	¥2,178,376	¥6,025,008

Advances to affiliated companies	4,008	4,946	8,954

Total	¥3,850,640	¥2,183,322	¥6,033,962

	Millions of yen
	March 31, 2026
	Carried at amortized cost	Carried at fair value (1)	Total
Loans receivables
Loans at banks	¥1,177,435	¥—	¥1,177,435
Short-term secured margin loans	1,134,393	—	1,134,393
Corporate loans	2,649,690	2,783,696	5,433,386

Total loans receivables	¥4,961,518	¥2,783,696	¥7,745,214

Advances to affiliated companies	4,000	15,554	19,554

Total	¥4,965,518	¥2,799,250	¥7,764,768

(1)	Includes loans receivable and loan commitments carried at fair value through election of the fair value option.

Changes in allowance for doubtful accounts

The following table presents changes in the allowances for current expected credit losses for the years ended March 31, 2024 and 2025 and 2026 as determined using the CECL impairment model defined by ASC 326.

	Millions of yen
	Year ended March 31, 2024
	Allowances for current expected credit losses against loans				Allowances against receivables other than loans (1)	Total allowances for current expected credit losses
	Loans at banks	Short-term secured margin loans	Corporate loans	Subtotal
Opening balance	¥1,126	¥—	¥2,930	¥4,056	¥1,776	¥5,832
Provision for credit losses (2)	(341)	—	371	30	13,608	13,638
Write-offs	—	—	(1,908)	(1,908)	—	(1,908)
Other (3)	—	—	238	238	247	485

Ending balance	¥785	¥—	¥1,631	¥2,416	¥15,631	¥18,047

	Millions of yen
	Year ended March 31, 2025
	Allowances for current expected credit losses against loans				Allowances against receivables other than loans (1)	Total allowances for current expected credit losses
	Loans at banks	Short-term secured margin loans	Corporate loans	Subtotal
Opening balance	¥785	¥—	¥1,631	¥2,416	¥15,631	¥18,047
Provision for credit losses	100	—	64	164	(876)	(712)
Write-offs	—	—	—	—	—	—
Other (3)	—	—	(36)	(36)	(379)	(415)

Ending balance	¥885	¥—	¥1,659	¥2,544	¥14,376	¥16,920

	Millions of yen
	Year ended March 31, 2026
	Allowances for current expected credit losses against loans				Allowances against receivables other than loans (1)	Total allowances for current expected credit losses
	Loans at banks	Short-term secured margin loans	Corporate loans	Subtotal
Opening balance	¥885	¥—	¥1,659	¥2,544	¥14,376	¥16,920
Provision for credit losses	(549)	—	653	104	192	296
Write-offs	—	—	—	—	—	—
Other (3)	—	—	139	139	1,026	1,165

Ending balance	¥336	¥—	¥2,451	¥2,787	¥15,594	¥18,381

(1)	Includes amounts recognized against collateralized agreements, customer contract assets and receivables and other receivables.
(2)	A provision for credit losses in connection with settlement failures with a broker counterparty was recognized during the year ended March 31, 2024.
(3)	Primarily includes recoveries and foreign exchange movements. The amounts of recoveries for the years ended March 31, 2024, 2025 and 2026 were not significant.

Analysis of each class of loans not carried at fair value using internal ratings or equivalent credit quality indicators

The following tables present an analysis of each portfolio segment not carried at fair value using Nomura’s internal ratings or equivalent credit quality indicators applied by subsidiaries by years of origination as of March 31, 2025 and 2026.
(2)(4)

	Millions of yen
	As of March 31, 2025
	Year of origination (3)
	202 5	202 4	202 3	202 2	202 1	2020 or earlier	Revolving	Total
Secured loans at banks:
AAA-BBB	¥119,134	¥231,869	¥2,837	¥7,517	¥5,000	¥23,453	¥—	¥389,810
BB-CCC	125,213	219,055	15,000	8,439	—	1,151	—	368,858
CC-D	—	—	—	—	—	—	—	—
Others (1)	—	243,034	—	—	—	—	—	243,034
Total secured loans at banks	¥244,347	¥693,958	¥17,837	¥15,956	¥5,000	¥24,604	¥—	¥1,001,702
Unsecured loans at banks:
AAA-BBB	¥4,500	¥1,377	¥300	¥1,735	¥7,700	¥23,875	¥—	¥39,487
BB-CCC	703	1,000	756	—	—	2,139	—	4,598
CC-D	—	—	—	—	—	—	—	—
Others	—	—	—	—	—	—	—	—
Total unsecured loans at banks	¥5,203	¥2,377	¥1,056	¥1,735	¥7,700	¥26,014	¥—	¥44,085
Short-term secured margin loans:
AAA-BBB	¥—	¥—	¥—	¥—	¥—	¥—	¥—	¥—
BB-CCC	—	—	—	—	—	—	—	—
CC-D	—	—	—	—	—	—	—	—
Others (1)	—	—	—	—	—	474,019	322,917	796,936

Total short-term secured margin loans	¥—	¥—	¥—	¥—	¥—	¥474,019	¥322,917	¥796,936

Secured corporate loans:
AAA-BBB	¥58,325	¥289,986	¥266,380	¥89,955	¥90,419	¥159,346	¥385,419	¥1,339,830
BB-CCC	1	32,529	50,893	25,157	4,424	41,270	199,701	353,975
CC-D	—	—	—	—	—	—	—	—
O ther s (1)	131,132	34,567	—	1,640	—	115	84	167,538

Total secured corporate loans	¥189,458	¥357,082	¥317,273	¥116,752	¥94,843	¥200,731	¥585,204	¥1,861,343

Unsecured corporate loans:
AAA-BBB	¥—	¥—	¥—	¥—	¥—	¥—	¥—	¥—
BB-CCC	—	—	—	—	—	—	—	—
CC-D	—	—	—	—	—	—	—	—
Others	147	21	119	—	529	141,750	—	142,566

Total unsecured corporate loans	¥147	¥21	¥119	¥—	¥529	¥141,750	¥—	¥142,566

Advances to affiliated companies
AAA-BBB	¥—	¥—	¥8	¥3,000	¥1,000	¥—	¥—	¥4,008
BB-CCC	—	—	—	—	—	—	—	—
CC-D	—	—	—	—	—	—	—	—
Others	—	—	—	—	—	—	—	—

Total advances to affiliated companies	¥—	¥—	¥8	¥3,000	¥1,000	¥—	¥—	¥4,008

Total	¥439,155	¥1,053,438	¥336,293	¥137,443	¥109,072	¥867,118	¥908,121	¥3,850,640

(1)	Relates to collateralized exposures where a specified ratio of LTV is maintained.
(2)	The amounts of write offs for the year ended March 31, 2025 were not significant.
(3)	Amounts are presented by calendar year of origination.
(4)	The amounts are aggregated by reference to the year in which the contract became effective, rather than the date of loan drawdown.

	Millions of yen
	As of March 31, 2026
	Year of origination (3)
	2026	2025	2024	2023	2022	2021 or earlier	Revolving	Total
Secured loans at banks:
AAA-BBB	¥461,911	¥2,166	¥1,248	¥199	¥10,700	¥13,309	¥—	¥489,533
BB-CCC	314,914	1,006	—	21,086	—	778	—	337,784
CC-D	—	—	—	—	—	—	—	—
Others (1)	304,342	—	—	—	—	—	—	304,342

Total secured loans at banks	¥1,081,167	¥3,172	¥1,248	¥21,285	¥10,700	¥14,087	¥—	¥1,131,659

Unsecured loans at banks:
AAA-BBB	¥10,564	¥1,500	¥300	¥835	¥3,988	¥24,529	¥—	¥41,716
BB-CCC	101	803	1,656	—	—	1,500	—	4,060
CC-D	—	—	—	—	—	—	—	—
Others	—	—	—	—	—	—	—	—

Total unsecured loans at banks	¥10,665	¥2,303	¥1,956	¥835	¥3,988	¥26,029	¥—	¥45,776

Short-term secured margin loans:
AAA-BBB	¥—	¥—	¥—	¥—	¥—	¥—	¥—	¥—
BB-CCC	—	—	—	—	—	—	—	—
CC-D	—	—	—	—	—	—	—	—
Others (1)	747,640	—	—	—	—	—	386,753	1,134,393

Total short-term secured margin loans	¥747,640	¥—	¥—	¥—	¥—	¥—	¥386,753	¥1,134,393

Secured corporate loans:
AAA-BBB	¥728,870	¥228,451	¥114,889	¥103,943	¥215,395	¥146,352	¥433,637	¥1,971,537
BB-CCC	47,531	41,777	57,374	34,605	3,698	9,646	280,651	475,282
CC-D	—	—	—	1,944	—	—	—	1,944
Others (1)	48,128	—	—	—	—	—	101	48,229

Total secured corporate loans	¥824,529	¥270,228	¥172,263	¥140,492	¥219,093	¥155,998	¥714,389	¥2,496,992

Unsecured corporate loans:
AAA-BBB	¥—	¥—	¥—	¥—	¥—	¥—	¥—	¥—
BB-CCC	—	—	—	—	—	—	—	—
CC-D	—	—	—	—	—	—	—	—
Others	188	22	—	128	567	151,793	—	152,698

Total unsecured corporate loans	¥188	¥22	¥—	¥128	¥567	¥151,793	¥—	¥152,698

Advances to affiliated companies
AAA-BBB	¥1,000	¥—	¥—	¥3,000	¥—	¥—	¥—	¥4,000
BB-CCC	—	—	—	—	—	—	—	—
CC-D	—	—	—	—	—	—	—	—
Others	—	—	—	—	—	—	—	—

Total advances to affiliated companies	¥1,000	¥—	¥—	¥3,000	¥—	¥—	¥—	¥4,000

Total	¥2,665,189	¥275,725	¥175,467	¥165,740	¥234,348	¥347,907	¥1,101,142	¥4,965,518

(1)	Relates to collateralized exposures where a specified ratio of LTV is maintained.
(2)	The amounts of write offs for the year ended March 31, 2026 were not significant.
(3)	Amounts are presented by fiscal year of origination.
(4)	The amounts are aggregated by reference to the year in which the contract became effective, rather than the date of loan drawdown.